Accounts receivable, net (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, net [Abstract]
Allowance for credit losses percentage	12.00%	11.00%
Accounts receivable, net	$ 1,817,073	$ 1,551,415